Discontinued Operations (Details) - Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Dispositions [Line Items]
Operating and maintenance	$ 4,547	$ 4,641	$ 4,324
Depreciation and Amortization	3,033	2,891	2,717
Taxes, Miscellaneous	1,291	1,232	1,213
Costs and Expenses	15,256	14,485	14,073
Other Nonoperating Income (Expense)	261	208	204
Nonoperating Income (Expense)	(1,028)	(1,099)	(1,018)
Income taxes	38	(7)	153
Equity in losses of unconsolidated affiliates	0	0	1
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	213	855	1,542
Net income (loss) attributable to noncontrolling interests	123	(9)	92
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic	90	864	1,450
Exelon Generation Co L L C [Member]
Business Dispositions [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	18,466	16,399	17,754
Operating revenues from affiliates	1,189	1,206	1,171
Disposal Group, Including Discontinued Operation, Revenue	19,655	17,605	18,925
Purchased power and/or fuel	12,163	9,585	10,856
Operating and maintenance	4,174	4,794	4,324
Depreciation and Amortization	3,003	2,123	1,535
Taxes, Miscellaneous	475	482	519
Costs and Expenses	19,815	16,984	17,234
Gain (Loss) on Disposition of Assets	201	11	27
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	41	632	1,718
Disposal Group, Including Discontinued Operation, Interest Expense	(282)	(328)	(394)
Other Nonoperating Income (Expense)	795	937	1,023
Nonoperating Income (Expense)	513	609	629
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	554	1,241	2,347
Income taxes	332	380	621
Equity in losses of unconsolidated affiliates	(9)	(6)	(184)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	213	855	1,542
Net income (loss) attributable to noncontrolling interests	123	(9)	92
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic	90	$ 864	$ 1,450
Total transaction costs relating to the Separation	24
Transition costs relating to the Separation included in discontinued operations	$ 19